Stockholders' Equity and Stock Options (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Valuation Assumptions
The fair value of the options granted is estimated using the Black-Scholes option pricing model using the following assumptions:

	2015	2014	2013
Average expected term (years)	6.9	6.0	6.0
Risk-free interest rate	1.76% - 1.93%	1.83% - 2.10%	0.93%
Expected volatility	30.0%	30.0%	20.0%

Annual Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Outstanding
A summary of the Annual Stock Options and Senior Management Stock Options outstanding for the year ended December 31, 2015 (in millions, except share and per share amounts) is as follows:

	Number of Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term
Outstanding at January 1, 2015	38,928	$659
Granted	4,750	896
Exercised	(117)	409
Expired or forfeited	(1,925)	676
Outstanding at December 31, 2015	41,636	686	6.08
Exercisable at December 31, 2015	30,667	$628	5.45

Strategic Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Outstanding
A summary of the Strategic Stock Options for the year ended December 31, 2015 (in millions, except share and per share amounts) is as follows:

	Number of Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term
Outstanding at January 1, 2015	39,728	$572
Granted	6,410	896
Exercised	(715)	409
Expired or forfeited	(4,085)	767
Outstanding at December 31, 2015	41,338	$606	4.79
Exercisable at December 31, 2015	21,608	$412	2.15